Corporate debt, Movement in corporate debt, split between cash and non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in corporate debt [Abstract]
Beginning balance	$ 1,017,200	$ 1,023,071
Nominal increase	162,185	101,140
Nominal repayment	(115,891)	(80,519)
Interest payment	(40,573)	(38,117)
Total cash changes	5,721	(17,496)
Interest accrued	40,570	38,321
Currency translation differences	16,292	(30,842)
Other non-cash changes	5,055	4,146
Reclassifications	0	0
Total non-cash changes	61,917	11,625
Ending balance	1,084,838	1,017,200
Corporate Debt - Long Term [Member]
Movement in corporate debt [Abstract]
Beginning balance	1,000,503	995,190
Nominal increase	35,648	35,574
Nominal repayment	0	(1,323)
Interest payment	0	0
Total cash changes	35,648	34,251
Interest accrued	0	0
Currency translation differences	15,037	(29,419)
Other non-cash changes	5,055	4,146
Reclassifications	(5,427)	(3,665)
Total non-cash changes	14,665	(28,938)
Ending balance	1,050,816	1,000,503
Corporate Debt - Short Term [Member]
Movement in corporate debt [Abstract]
Beginning balance	16,697	27,881
Nominal increase	126,537	65,566
Nominal repayment	(115,891)	(79,196)
Interest payment	(40,573)	(38,117)
Total cash changes	(29,927)	(51,747)
Interest accrued	40,570	38,321
Currency translation differences	1,255	(1,423)
Other non-cash changes	0	0
Reclassifications	5,427	3,665
Total non-cash changes	47,252	40,563
Ending balance	$ 34,022	$ 16,697